Stockholders' Equity - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Sep. 14, 2021	Sep. 18, 2019
Share Repurchases [Line Items]
Amount of shares repurchased to settle employee tax withholding related to vesting of stock awards	$ 5,300,000,000	$ 3,800,000,000	$ 4,700,000,000
Share Repurchase Program 2019
Share Repurchases [Line Items]
Amount available for repurchase under the share repurchase program approved by the company's Board of Directors					$ 40,000,000,000
Share Repurchase Program 2021
Share Repurchases [Line Items]
Amount available for repurchase under the share repurchase program approved by the company's Board of Directors				$ 60,000,000,000
Unused amount of share repurchase program	$ 10,300,000,000